Annual Total Returns [BarChart] - Columbia Large Cap Value Fund - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2010	16.12%
Annual Return 2011	(5.28%)
Annual Return 2012	14.80%
Annual Return 2013	30.69%
Annual Return 2014	11.61%
Annual Return 2015	(2.26%)
Annual Return 2016	14.63%
Annual Return 2017	16.65%
Annual Return 2018	(11.18%)
Annual Return 2019	29.82%

[1]	Year to Date return as of June 30, 2020: -15.05%